Equity accounted investments - Cash flows (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EQUITY-ACCOUNTED INVESTMENTS
Total cash paid	R (396)	R (92)	R (446)
Century
EQUITY-ACCOUNTED INVESTMENTS
Total cash paid	(373)	0	0
Glint
EQUITY-ACCOUNTED INVESTMENTS
Total cash paid	(23)	(92)	0
Keliber
EQUITY-ACCOUNTED INVESTMENTS
Total cash paid	R 0	R 0	R (446)